Closed Restaurant Reserve (Tables)	12 Months Ended
Jan. 01, 2013
Restructuring and Related Activities [Abstract]
Schedule of Changes in Liabilities for Closed Properties
Following is a summary of the changes in the liability for closed properties as of January 1, 2013 and January 3, 2012 (in thousands).

	2012	2011
Closed restaurant reserves, beginning of period	$515	$577
Additions—store closing costs incurred, accretion	483	140
Decreases—payments	(210)	(202)
Closed restaurant reserves, end of period	$788	$515